Retirement Benefits - Information Comparing Plan Assets to Plan Obligations (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
U.S. Plans
Information for pension plans with an ABO in excess of plan assets:
Fair value of plan assets	$ 728.5	$ 721.4
Accumulated benefit obligation	845.9	844.8
Projected benefit obligation	845.9	844.8
Non-U.S. Plans
Information for pension plans with an ABO in excess of plan assets:
Fair value of plan assets	41.3	47.7
Accumulated benefit obligation	107.3	111.9
Projected benefit obligation	127.9	135.2
Total
Information for pension plans with an ABO in excess of plan assets:
Fair value of plan assets	769.8	769.1
Accumulated benefit obligation	953.2	956.7
Projected benefit obligation	$ 973.8	$ 980.0